REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
REVENUES
Schedule of revenue

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(In thousands)
Online recruitment services to enterprise customers	4,461,282	5,889,101	7,270,026
—Key accounts	1,033,561	1,261,718	1,771,638
—Mid-sized accounts	1,774,855	2,130,881	2,543,363
—Small-sized accounts	1,652,866	2,496,502	2,955,025
Others	49,780	62,927	85,651
Total	4,511,062	5,952,028	7,355,677